Related Party Transactions (Details - Components of convertible notes) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Covertible notes payable, related parties, current	$ (1,285,400)	$ (576,693)
Convertible Notes Related Parties [Member]
Short-Term Debt [Line Items]
Covertible notes payable, related parties, current	(1,285,400)	(576,693)
Convertible notes payable, related parties, noncurrent	0	0
Convertible Notes Related Parties [Member]
Short-Term Debt [Line Items]
Convertible notes payable, related parties	2,000,000	576,693
Debt Instrument, Unamortized Discount	(714,600)	0
Convertible notes payable, related parties, net	1,285,400	576,693
Convertible Notes Related Parties [Member] | December 2024 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 576,693
Debt Instrument, Maturity Date	Dec. 31, 2025
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Convertible notes payable, related parties	$ 0	576,693
Convertible Notes Related Parties [Member] | February 2025 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 2,000,000
Debt Instrument, Maturity Date	Feb. 28, 2026
Debt Instrument, Interest Rate, Effective Percentage	128.00%
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Convertible notes payable, related parties	$ 2,000,000	$ 0